Unaudited Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net loss	$ (1,388,869)	$ (1,898,077)	$ (10,482,617)	$ (5,485,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	57,480	69,101	285,054	287,722
Operating lease expense	9,000	7,845	31,374	31,380
Stock-based compensation-shares issued for services	63,350
Loss on extinguishment of debt			368,036	554,423
Reserve for doubtful accounts				118,365
Goodwill and intangibles impairment			3,595,216
Stock-based compensation-warrants			133,350	242,840
Stock-based compensation-options		422,955	1,408,935	499,856
Changes in operating assets and liabilities:
Accounts receivable	(20,289)	63,505	74,802	(153,969)
Prepaid expenses	40,568	84,631	15,009	154,258
Inventories	(3,283)	(1,415)	(43,436)	60,730
Deferred revenue	(111,200)	111,843	(1,622)	(5,401)
Operating lease liability	(6,579)	(8,288)	(34,276)	(31,292)
Accounts payable and accrued expenses	22,850	313,974	23,611	198,893
Net Cash Used In Operating Activities	(1,336,972)	(833,926)	(4,626,564)	(3,527,509)
Cash flows from investing activities:
Purchase of equipment	(5,324)	(6,195)	(92,043)	(51,761)
Net Cash Used in Investing Activities	(5,324)	(6,195)	(92,043)	(51,761)
Cash flows from financing activities:
Proceeds from note payable-related party		300,000	300,000	2,000,000
Proceeds from secured borrowing liability				106,528
Proceeds from sale of common stock and exercise of warrants		8,400,000	8,406,591
Payment on note payable	(5,326)	(5,081)	(20,660)	(19,756)
Purchase of treasury stock			(148,547)
Net Cash Provided by Financing Activities	(5,326)	8,694,919	8,537,384	2,086,772
Net change in cash	(1,347,622)	7,854,798	3,818,777	(1,492,498)
Cash and cash equivalents - Beginning of period	4,311,719	492,942	492,942	1,985,440
Cash and cash equivalents - End of period	2,964,097	8,347,740	4,311,719	492,942
Cash paid for:
Interest	621	611	5,631	7,352
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Cashless conversion of warrant	46		60
Measurement of Operating Lease Right-of-Use Assets and Liabilities	$ 108,000
Debt settlement issued by the issuance of common stock and warrants			672,958
Issuance of common stock for extinguishment of debt				$ 2,607,863